Cover	Oct. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2021
Entity File Number	1-5684
Entity Registrant Name	W.W. Grainger, Inc.
Entity Incorporation, State or Country Code	IL
Entity Tax Identification Number	36-1150280
Entity Address, Address Line One	100 Grainger Parkway,
Entity Address, City or Town	Lake Forest,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-5201
City Area Code	(847)
Local Phone Number	535-1000
Title of 12(b) Security	Common Stock
Trading Symbol	GWW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000277135
Amendment Flag	false